Stock-Based Compensation - Activity and Pricing Information for Nonvested Shares Granted Under Deferred Compensation Plans and Other Restricted Stock Awards (Details) - Deferred Compensation Plans and Other Restricted Stock Award - $ / shares
	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Number of Nonvested Shares
Outstanding, beginning balance (in shares)	2,296,263
Granted (in shares)	575,556
Vested (in shares)	(854,963)
Forfeited (in shares)	(40,228)
Outstanding, ending balance (in shares)	1,976,628	2,296,263
Weighted-Average Grant-Date Fair Value
Outstanding, beginning balance (in dollars per share)	$ 16.28
Granted (in dollars per share)	16.61	$ 15.69	$ 12.93
Vested (in dollars per share)	18.29
Forfeited (in dollars per share)	14.05
Outstanding, ending balance (in dollars per share)	$ 15.50	$ 16.28